UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

*	MFS Low Volatility Equity Fund and MFS Low Volatility Global Equity Fund, each a series of the Registrant, did not commence investment operations during the reporting period.

ITEM 1.	SCHEDULE OF INVESTMENTS.

A schedule of investments for the period end is not included for MFS Low Volatility Equity Fund and MFS Low Volatility Global Equity Fund, each a series of the Registrant. For further information please see the introductory footnote.

QUARTERLY REPORT

November 30, 2013

MFS® CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS

11/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.5%
Aerospace - 3.1%
Honeywell International, Inc.	161,300	$14,276,663
Precision Castparts Corp.	39,631	10,242,632
United Technologies Corp.	119,630	13,262,182

		$37,781,477
Alcoholic Beverages - 0.3%
Constellation Brands, Inc., “A” (a)	45,120	$3,176,899

Apparel Manufacturers - 1.7%
Guess?, Inc.	87,300	$2,990,898
Michael Kors Holdings Ltd. (a)	39,390	3,212,255
NIKE, Inc., “B”	76,050	6,018,597
PVH Corp.	30,907	4,139,065
VF Corp.	18,926	4,439,661

		$20,800,476
Automotive - 1.9%
Delphi Automotive PLC	144,060	$8,434,713
General Motors Co. (a)	264,400	10,240,212
Johnson Controls, Inc.	101,470	5,125,250

		$23,800,175
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (a)	31,090	$3,870,705
Biogen Idec, Inc. (a)	32,426	9,434,993
Gilead Sciences, Inc. (a)	104,970	7,852,806
Illumina, Inc. (a)	6,550	641,900

		$21,800,404
Broadcasting - 2.2%
Time Warner, Inc.	92,260	$6,062,405
Twenty-First Century Fox, Inc.	445,550	14,921,470
Walt Disney Co.	87,880	6,199,055

		$27,182,930
Brokerage & Asset Managers - 1.7%
Affiliated Managers Group, Inc. (a)	12,102	$2,423,425
BlackRock, Inc.	12,017	3,638,147
Franklin Resources, Inc.	75,577	4,186,210
FXCM, Inc., “A”	111,940	1,864,920
IntercontinentalExchange Group, Inc.	24,360	5,195,744
NASDAQ OMX Group, Inc.	95,610	3,756,517

		$21,064,963
Business Services - 1.6%
Accenture PLC, “A”	58,400	$4,524,248
Bright Horizons Family Solutions, Inc. (a)	102,080	3,557,488
Fidelity National Information Services, Inc.	118,810	6,021,291
FleetCor Technologies, Inc. (a)	29,660	3,611,995
Forrester Research, Inc.	58,540	2,340,429

		$20,055,451

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Cable TV - 1.4%
Comcast Corp., “Special A”	220,990	$10,640,669
Time Warner Cable, Inc.	48,370	6,685,701

		$17,326,370
Chemicals - 1.5%
Agrium, Inc.	42,820	$3,860,671
Celanese Corp.	95,980	5,387,357
LyondellBasell Industries N.V., “A”	65,050	5,020,559
Monsanto Co.	40,241	4,560,513

		$18,829,100
Computer Software - 4.0%
Check Point Software Technologies Ltd. (a)	178,051	$11,014,235
Citrix Systems, Inc. (a)	112,350	6,664,602
CommVault Systems, Inc. (a)	60,370	4,518,695
Microsoft Corp.	41,640	1,587,733
Oracle Corp.	216,030	7,623,699
Qlik Technologies, Inc. (a)	213,940	5,365,615
Salesforce.com, Inc. (a)	113,147	5,893,827
Symantec Corp.	270,050	6,073,424

		$48,741,830
Computer Software - Systems - 6.3%
Apple, Inc.	51,847	$28,830,561
EMC Corp.	361,550	8,622,967
Hewlett-Packard Co.	863,910	23,627,938
NCR Corp. (a)	56,280	1,966,986
SS&C Technologies Holdings, Inc. (a)	136,160	5,869,858
Vantiv, Inc., “A” (a)	291,280	8,825,784

		$77,744,094
Construction - 0.9%
Pool Corp.	28,500	$1,597,140
Sherwin-Williams Co.	25,193	4,611,075
Stanley Black & Decker, Inc.	58,510	4,762,129

		$10,970,344
Consumer Products - 2.5%
Colgate-Palmolive Co.	136,798	$9,002,676
Newell Rubbermaid, Inc.	124,040	3,764,614
Procter & Gamble Co.	212,060	17,859,693

		$30,626,983
Consumer Services - 1.9%
Grand Canyon Education, Inc. (a)	60,460	$2,753,348
HomeAway, Inc. (a)	213,270	7,784,355
Priceline.com, Inc. (a)	10,991	13,104,899

		$23,642,602
Containers - 0.4%
Crown Holdings, Inc. (a)	36,140	$1,595,220
Packaging Corp. of America	60,100	3,681,726

		$5,276,946

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - 1.4%
AMETEK, Inc.	86,750	$4,269,835
Danaher Corp.	78,020	5,835,896
Sensata Technologies Holding B.V. (a)	138,060	5,381,579
W.W. Grainger, Inc.	7,631	1,968,188

		$17,455,498
Electronics - 2.0%
Altera Corp.	258,580	$8,339,205
KLA-Tencor Corp.	94,620	6,043,379
Microchip Technology, Inc.	221,640	9,594,796

		$23,977,380
Energy - Independent - 3.7%
Anadarko Petroleum Corp.	50,410	$4,477,416
Antero Resources Corp. (a)	30,420	1,670,058
Athlon Energy, Inc. (a)	24,010	783,206
Cabot Oil & Gas Corp.	59,300	2,042,885
Concho Resources, Inc. (a)	20,620	2,143,037
CONSOL Energy, Inc.	25,340	901,597
EOG Resources, Inc.	23,320	3,847,800
EQT Corp.	19,640	1,671,560
Goodrich Petroleum Corp. (a)	42,740	822,318
Gulfport Energy Corp. (a)	30,640	1,790,295
Marathon Petroleum Corp.	135,380	11,201,341
Noble Energy, Inc.	89,724	6,302,214
PDC Energy, Inc. (a)	10,900	642,119
Peabody Energy Corp.	27,640	503,048
Pioneer Natural Resources Co.	33,004	5,866,461
Sanchez Energy Corp. (a)	21,620	554,985

		$45,220,340
Energy - Integrated - 3.5%
Exxon Mobil Corp. (s)	382,322	$35,739,461
Hess Corp.	94,090	7,633,522

		$43,372,983
Entertainment - 0.2%
Cinemark Holdings, Inc.	73,790	$2,434,332

Food & Beverages - 2.7%
Coca-Cola Co.	339,850	$13,658,571
Coca-Cola Enterprises, Inc.	72,910	3,057,845
General Mills, Inc.	114,080	5,753,054
Mead Johnson Nutrition Co., “A”	37,580	3,175,886
Mondelez International, Inc.	241,570	8,099,842

		$33,745,198
Food & Drug Stores - 1.1%
CVS Caremark Corp.	152,570	$10,216,087
Fairway Group Holdings Corp. (a)	143,980	2,734,180

		$12,950,267
Gaming & Lodging - 0.7%
Wynn Resorts Ltd.	53,752	$8,915,844

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
General Merchandise - 1.5%
Kohl’s Corp.	117,690	$6,505,903
Target Corp.	194,350	12,424,795

		$18,930,698
Health Maintenance Organizations - 0.8%
Aetna, Inc.	103,460	$7,131,498
UnitedHealth Group, Inc.	35,110	2,614,993

		$9,746,491
Insurance - 4.5%
ACE Ltd. (s)	210,140	$21,598,189
American International Group, Inc.	254,060	12,639,485
MetLife, Inc.	300,310	15,673,179
Third Point Reinsurance Ltd. (a)	296,480	4,939,357

		$54,850,210
Internet - 3.0%
ChannelAdvisor Corp. (a)	118,900	$4,081,837
eBay, Inc. (a)	118,200	5,971,464
Facebook, Inc., “A “ (a)	106,920	5,026,309
Google, Inc., “A” (a)	20,652	21,882,653

		$36,962,263
Machinery & Tools - 2.6%
Allison Transmission Holdings, Inc.	139,080	$3,785,758
Eaton Corp. PLC	99,690	7,243,475
Joy Global, Inc.	101,040	5,714,822
Kennametal, Inc.	75,770	3,597,560
Roper Industries, Inc.	87,403	11,336,169

		$31,677,784
Major Banks - 4.1%
Goldman Sachs Group, Inc.	29,269	$4,944,705
JPMorgan Chase & Co.	284,790	16,295,684
Morgan Stanley	201,160	6,296,308
State Street Corp.	84,580	6,141,354
Wells Fargo & Co.	373,610	16,446,312

		$50,124,363
Medical & Health Technology & Services - 1.1%
Catamaran Corp. (a)	56,030	$2,556,649
Cerner Corp. (a)	29,480	1,694,216
Express Scripts Holding Co. (a)	111,870	7,534,445
Henry Schein, Inc. (a)	19,180	2,186,520

		$13,971,830
Medical Equipment - 3.1%
Abbott Laboratories	240,580	$9,187,750
AtriCure, Inc. (a)	118,450	1,854,927
Cooper Cos., Inc.	21,643	2,851,249
Covidien PLC	92,300	6,300,398
DexCom, Inc. (a)	18,810	622,423
Endologix, Inc. (a)	64,970	1,161,014
GenMark Diagnostics, Inc. (a)	93,890	1,117,291
Heartware International, Inc. (a)	22,880	2,205,632
Sirona Dental Systems, Inc.	23,300	1,602,574

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - continued
Stryker Corp.	68,320	$5,084,374
TearLab Corp. (a)	112,220	1,051,501
Thermo Fisher Scientific, Inc.	50,960	5,139,316

		$38,178,449
Metals & Mining - 0.4%
First Quantum Minerals Ltd.	130,330	$2,174,722
Lundin Mining Corp. (a)	549,710	2,260,819
U.S. Silica Holdings, Inc.	23,610	814,781

		$5,250,322
Natural Gas - Distribution - 0.2%
Spectra Energy Corp.	80,230	$2,691,717

Natural Gas - Pipeline - 0.6%
Enbridge, Inc.	112,250	$4,640,415
Kinder Morgan, Inc.	76,230	2,709,214

		$7,349,629
Network & Telecom - 0.2%
Juniper Networks, Inc. (a)	63,610	$1,289,375
Qualcomm, Inc.	15,980	1,175,808

		$2,465,183
Oil Services - 1.5%
Cameron International Corp. (a)	114,270	$6,329,415
Dresser-Rand Group, Inc. (a)	20,940	1,181,854
Halliburton Co.	144,030	7,587,500
Schlumberger Ltd.	39,910	3,528,842

		$18,627,611
Other Banks & Diversified Financials - 4.9%
American Express Co.	73,200	$6,280,560
BB&T Corp.	129,940	4,514,116
Cathay General Bancorp, Inc.	108,480	2,997,302
Citigroup, Inc.	291,060	15,402,895
EuroDekania Ltd. (a)(z)	580,280	532,228
Fifth Third Bancorp	402,000	8,168,640
PrivateBancorp, Inc.	247,360	6,859,293
TCF Financial Corp.	231,660	3,630,112
Visa, Inc., “A”	59,259	12,056,836

		$60,441,982
Pharmaceuticals - 5.9%
Actavis PLC (a)	30,050	$4,900,254
Bristol-Myers Squibb Co.	157,800	8,107,764
Endo Health Solutions, Inc. (a)	58,390	3,923,224
Johnson & Johnson	142,510	13,489,997
Mylan, Inc. (a)	66,710	2,943,912
Perrigo Co.	37,455	5,838,860
Pfizer, Inc.	559,286	17,746,145
Valeant Pharmaceuticals International, Inc. (a)	99,280	10,884,066
Zoetis, Inc.	154,590	4,815,479

		$72,649,701

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Railroad & Shipping - 1.1%
Canadian Pacific Railway Ltd.	24,423	$3,758,211
Diana Shipping, Inc. (a)	184,660	2,114,357
Union Pacific Corp.	45,012	7,293,744

		$13,166,312
Real Estate - 2.9%
Digital Realty Trust, Inc., REIT	121,490	$5,739,188
Equity Lifestyle Properties, Inc., REIT	168,920	5,996,660
Mid-America Apartment Communities, Inc., REIT	127,220	7,663,733
Public Storage, Inc., REIT	15,010	2,292,027
Tanger Factory Outlet Centers, Inc., REIT	191,570	6,335,220
Weyerhaeuser Co., REIT	243,150	7,326,109

		$35,352,937
Restaurants - 1.2%
McDonald’s Corp.	58,113	$5,658,463
YUM! Brands, Inc.	112,130	8,710,258

		$14,368,721
Specialty Chemicals - 1.1%
FMC Corp.	89,470	$6,518,784
W.R. Grace & Co. (a)	75,970	7,295,399

		$13,814,183
Specialty Stores - 2.4%
AutoZone, Inc. (a)	16,581	$7,653,790
Bed Bath & Beyond, Inc. (a)	91,810	7,163,934
Children’s Place Retail Stores, Inc. (a)	65,690	3,612,950
Dick’s Sporting Goods, Inc.	123,870	7,001,132
Sally Beauty Holdings, Inc. (a)	149,280	4,200,739

		$29,632,545
Telecommunications - Wireless - 0.9%
American Tower Corp., REIT	144,730	$11,255,652

Telephone Services - 1.4%
Verizon Communications, Inc.	339,180	$16,830,112

Tobacco - 1.2%
Lorillard, Inc.	62,550	$3,210,691
Philip Morris International, Inc.	131,620	11,258,775

		$14,469,466
Trucking - 1.1%
Expeditors International of Washington, Inc.	132,420	$5,752,325
Swift Transportation Co. (a)	310,180	7,180,667

		$12,932,992
Utilities - Electric Power - 2.3%
AES Corp.	189,710	$2,764,075
American Electric Power Co., Inc.	92,410	4,348,815
Calpine Corp. (a)	186,450	3,525,770
CMS Energy Corp.	164,827	4,374,509
Dominion Resources, Inc.	41,790	2,712,589
Edison International	74,640	3,449,114

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
Great Plains Energy, Inc.	148,740	$3,531,088
NextEra Energy, Inc.	27,290	2,308,461
NRG Yield, Inc.	15,320	553,818
PG&E Corp.	28,240	1,140,049

		$28,708,288
Total Common Stocks		$1,211,342,327
Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 0.0%
Business Services - 0.0%
Equinix, Inc.-June 2014 @ $190	64	$42,240

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	17,346,718	$17,346,718
Total Investments		$1,228,731,285

Other Assets, Less Liabilities - 0.1%		620,743
Net Assets - 100.0%		$1,229,352,028

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions. At November 30, 2013, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
EuroDekania Ltd.	3/08/07-6/25/07	$8,173,430	$532,228
% of Net assets			0%

At November 30, 2013, the fund had cash collateral of $3,244 and other liquid securities with an aggregate value of $530,415 to cover any commitments for securities sold short and certain derivative contracts.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

11/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,167,588,194	$—	$—	$1,167,588,194
Canada	30,135,553	—	—	30,135,553
Israel	11,014,235	—	—	11,014,235
Greece	2,114,357	—	—	2,114,357
United Kingdom	—	—	532,228	532,228
Mutual Funds	17,346,718	—	—	17,346,718
Total Investments	$1,228,199,057	$—	$532,228	$1,228,731,285

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 8/31/13	$638,467
Change in unrealized appreciation (depreciation)	(106,239)
Balance as of 11/30/13	$532,228

The net change in unrealized depreciation from investments still held as level 3 at November 30, 2013 is $(106,239).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$969,032,694
Gross unrealized appreciation	277,164,684
Gross unrealized depreciation	(17,466,093)
Net unrealized appreciation (depreciation)	$259,698,591

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	10,013,362	48,449,272	(41,115,916)	17,346,718

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,530	$17,346,718

QUARTERLY REPORT

November 30, 2013

MFS® CASH RESERVE FUND

PORTFOLIO OF INVESTMENTS

11/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Certificates of Deposit - 27.6%
Major Banks - 15.3%
Bank of Montreal/Chicago Branch, 0.18%, due 1/07/14	$16,402,000	$16,402,000
Bank of Nova Scotia/Houston Branch, 0.15%, due 2/25/14	9,683,000	9,683,000
Canadian Imperial Bank of Commerce/New York Branch, 0.06%, due 12/17/13	14,998,000	14,998,000
Chase Bank USA N.A., 0.22%, due 12/04/13	6,360,000	6,360,000
Toronto Dominion Holdings (USA), Inc., 0.085%, due 1/14/14	3,279,000	3,279,000
Toronto Dominion Holdings (USA), Inc., 0.135%, due 1/15/14	5,152,000	5,152,000
Toronto Dominion Holdings (USA), Inc., 0.1%, due 1/28/14	6,000,000	6,000,000

		$61,874,000
Other Banks & Diversified Financials - 12.3%
Branch Banking & Trust Co., 0.05%, due 12/02/13	$16,462,000	$16,462,000
Mizuho Corporate Bank (USA)/New York Branch, 0.17%, due 1/17/14	16,291,000	16,291,000
National Bank of Canada/New York Branch, 0.19%, due 4/22/14	16,600,000	16,600,000

		$49,353,000
Total Certificates of Deposit, at Cost and Value		$111,227,000

Commercial Paper (y) - 38.4%
Automotive - 5.2%
American Honda Finance Corp., 0.1%, due 1/06/14	$9,783,000	$9,782,016
American Honda Finance Corp., 0.11%, due 1/23/14	2,500,000	2,499,595
Toyota Motor Credit Corp., 0.09%, due 12/03/13	7,663,000	7,662,962
Toyota Motor Credit Corp., 0.1%, due 2/04/14	809,000	808,854

		$20,753,427
Computer Software - Systems - 2.0%
International Business Machines Corp., 0.07%, due 12/05/13 (t)	$8,123,000	$8,122,937

Consumer Products - 4.1%
Procter & Gamble Co., 0.1%, due 2/10/14 (t)	$6,156,000	$6,154,786
Procter & Gamble Co., 0.11%, due 1/21/14 (t)	10,110,000	10,108,425

		$16,263,211
Financial Institutions - 3.4%
General Electric Capital Corp., 0.12%, due 2/11/14	$13,708,000	$13,704,710

Food & Beverages - 11.7%
Anheuser-Busch InBev Worldwide, Inc., 0.22%, due 1/06/14 (t)	$479,000	$478,895
Anheuser-Busch InBev Worldwide, Inc., 0.22%, due 1/21/14 (t)	7,890,000	7,887,541
Anheuser-Busch InBev Worldwide, Inc., 0.24%, due 1/27/14 (t)	8,457,000	8,453,786
Coca-Cola Co., 0.1%, due 2/18/14 (t)	7,656,000	7,654,320
Coca-Cola Co., 0.11%, due 1/24/14 (t)	4,403,000	4,402,274
Coca-Cola Co., 0.13%, due 12/17/13 (t)	3,188,000	3,187,816
Coca-Cola Co., 0.19%, due 6/23/14 (t)	1,225,000	1,223,681
Pepsico Inc., 0.06%, due 2/07/14 (t)	13,846,000	13,844,431

		$47,132,744
Major Banks - 4.8%
JPMorgan Chase & Co., 0.22%, due 12/09/13	$2,786,000	$2,785,864
Wells Fargo & Co., 0.18%, due 12/06/13	15,605,000	15,604,610
Wells Fargo & Co., 0.2%, due 5/02/14	815,000	814,312

		$19,204,786

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Commercial Paper (y) - continued
Pharmaceuticals - 4.2%
Johnson & Johnson, 0.13%, due 1/08/14 (t)	$17,035,000	$17,032,662

Retailers - 3.0%
Wal-Mart Stores, Inc., 0.04%, due 12/10/13 (t)	$11,972,000	$11,971,880
Wal-Mart Stores, Inc., 0.06%, due 12/16/13 (t)	254,000	253,994

		$12,225,874
Total Commercial Paper, at Amortized Cost and Value		$154,440,351

U.S. Government Agencies and Equivalents (y) - 27.6%
Fannie Mae, 0.06%, due 2/19/14	$16,525,000	$16,522,797
Fannie Mae, 0.085%, due 12/11/13	10,000,000	9,999,764
Federal Home Loan Bank, 0.05%, due 1/06/14	3,950,000	3,949,803
Federal Home Loan Bank, 0.05%, due 1/10/14	3,300,000	3,299,817
Federal Home Loan Bank, 0.083%, due 2/12/14	1,000,000	999,832
U.S. Treasury Bill, 0.03%, due 1/02/14	4,138,000	4,137,890
U.S. Treasury Bill, 0.028%, due 1/16/14	1,000,000	999,965
U.S. Treasury Bill, 0.045%, due 1/30/14	8,525,000	8,524,361
U.S. Treasury Bill, 0.042%, due 2/20/14	5,045,000	5,044,518
U.S. Treasury Bill, 0.07%, due 4/24/14	2,079,000	2,078,418
U.S. Treasury Bill, 0.075%, due 5/01/14	16,629,000	16,623,769
U.S. Treasury Bill, 0.05%, due 2/27/14	16,590,000	16,587,972
U.S. Treasury Bill, 0.085%, due 12/05/13	16,340,000	16,339,846
U.S. Treasury Bill, 0.09%, due 12/19/13	6,000,000	5,999,730
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$111,108,482

Floating Rate Demand Notes - 4.0%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.04%, due 12/02/13	$9,700,000	$9,700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.04%, due 12/02/13	5,300,000	5,300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.04%, due 12/02/13	1,300,000	1,300,000
Total Floating Rate Demand Notes, at Cost and Value		$16,300,000

Repurchase Agreements - 2.5%
Goldman Sachs Repurchase Agreement, 0.07%, dated 11/29/13, due 12/02/13, total to be received $7,893,046 (secured by U.S. Treasury and Federal Agency obligations valued at 8,050,873 in a jointly traded account)	$7,893,000	$7,893,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement, 0.06%, dated 11/29/13, due 12/02/13, total to be received $2,023,011 (secured by U.S. Treasury and Federal Agency obligations valued at $2,063,460 in a jointly traded account)	2,023,000	2,023,000
Total Repurchase Agreements, at Cost and Value		$9,916,000
Total Investments, at Amortized Cost and Value		$402,991,833

Other Assets, Less Liabilities - (0.1)%		(563,618)
Net Assets - 100.0%		$402,428,215

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $402,991,833.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

11/30/13 (unaudited)

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$402,991,833	$—	$402,991,833

For further information regarding security characteristics, see the Portfolio of Investments.

3

QUARTERLY REPORT

November 30, 2013

MFS® GLOBAL LEADERS FUND

PORTFOLIO OF INVESTMENTS

11/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 95.6%
Alcoholic Beverages - 13.1%
Anheuser-Busch InBev N.V.	2,650	$270,602
Beam, Inc.	1,720	116,152
Diageo PLC	11,483	365,646
Heineken N.V.	2,308	156,900
Pernod Ricard S.A.	3,495	396,210
SABMiller PLC	6,290	324,517

		$1,630,027
Apparel Manufacturers - 17.8%
Burberry Group PLC	11,919	$297,812
Compagnie Financiere Richemont S.A.	2,199	223,442
Guess?, Inc.	4,740	162,392
Kering S.A.	1,410	312,772
Li & Fung Ltd.	152,000	207,044
LVMH Moet Hennessy Louis Vuitton S.A.	1,730	326,163
NIKE, Inc., “B”	5,356	423,874
Tod’s S.p.A.	1,589	269,028

		$2,222,527
Broadcasting - 10.5%
Nippon Television Holdings, Inc.	14,100	$245,816
Publicis Groupe S.A.	3,945	348,752
Twenty-First Century Fox, Inc.	10,190	341,263
Walt Disney Co.	5,356	377,812

		$1,313,643
Business Services - 1.6%
Accenture PLC, “A”	2,560	$198,323

Chemicals - 2.8%
3M Co.	2,655	$354,469

Computer Software - 3.3%
SAP AG	4,965	$411,196

Consumer Products - 5.0%
Procter & Gamble Co.	3,918	$329,974
Reckitt Benckiser Group PLC	3,625	291,182

		$621,156
Electrical Equipment - 5.6%
Danaher Corp.	4,900	$366,520
Schneider Electric S.A.	3,889	329,269

		$695,789
Food & Beverages - 13.8%
Groupe Danone	5,521	$401,204
M. Dias Branco S.A. Industria e Comercio de Alimentos	6,900	313,334
Nestle S.A.	6,719	490,730
Unilever N.V.	7,025	276,822
Want Want China Holdings Ltd.	160,000	236,928

		$1,719,018

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Gaming & Lodging - 1.9%
InterContinental Hotels Group PLC	7,537	$234,693

General Merchandise - 2.4%
Target Corp.	4,663	$298,106

Other Banks & Diversified Financials - 4.9%
Julius Baer Group Ltd.	6,801	$318,741
Visa, Inc., “A”	1,416	288,099

		$606,840
Restaurants - 4.8%
McDonald’s Corp.	3,320	$323,268
YUM! Brands, Inc.	3,490	271,103

		$594,371
Specialty Stores - 3.1%
AutoZone, Inc. (a)	516	$238,186
Industria de Diseno Textil S.A.	949	151,323

		$389,509
Tobacco - 5.0%
Imperial Tobacco Group PLC	2,533	$96,324
Japan Tobacco, Inc.	10,100	341,120
Swedish Match AB	6,084	189,031

		$626,475
Total Common Stocks		$11,916,142

Money Market Funds - 3.8%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	471,692	$471,692
Total Investments		$12,387,834

Other Assets, Less Liabilities - 0.6%		69,584
Net Assets - 100.0%		$12,457,418

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

11/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$11,916,142	$—	$—	$11,916,142
Mutual Funds	471,692	—	—	471,692
Total Investments	$12,387,834	$—	$—	$12,387,834

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $823,864 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. Other reasons for changes in classifications between levels 1 and 2 relate to referencing trading activity outside of a primary exchange in assessing valuation in current or prior periods. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$10,517,059
Gross unrealized appreciation	1,922,939
Gross unrealized depreciation	(52,164)
Net unrealized appreciation (depreciation)	$1,870,775

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	466,176	1,096,275	(1,090,759)	471,692

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$142	$471,692

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2013, are as follows:

United States	37.2%
France	17.0%
United Kingdom	12.9%
Switzerland	8.3%
Japan	4.7%
Netherlands	3.5%
Germany	3.3%
Brazil	2.5%
Belgium	2.2%
Other Countries	8.4%

4

QUARTERLY REPORT

November 30, 2013

MFS® NEW DISCOVERY FUND

PORTFOLIO OF INVESTMENTS

11/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.9%
Aerospace - 1.0%
FLIR Systems, Inc.	712,190	$21,130,677

Airlines - 1.3%
Controladora Vuela Compania de Aviacion S.A.B. de C.V., ADR (a)	1,874,312	$26,502,772

Apparel Manufacturers - 0.8%
Vince Holding Corp. (a)	559,840	$16,386,517

Brokerage & Asset Managers - 1.3%
LPL Financial Holdings, Inc.	629,285	$26,977,448

Business Services - 7.3%
Bright Horizons Family Solutions, Inc. (a)	809,408	$28,207,869
Concur Technologies, Inc. (a)	46,881	4,551,675
Constant Contact, Inc. (a)(h)	1,567,354	42,898,479
Copart, Inc. (a)	479,670	16,515,038
Forrester Research, Inc.	276,722	11,063,346
Gartner, Inc. (a)	318,495	20,590,702
Performant Financial Corp. (a)	1,134,643	11,902,405
Xoom Corp. (a)	625,272	17,279,392

		$153,008,906
Chemicals - 0.3%
Marrone Bio Innovations, Inc. (a)	360,701	$5,378,052

Computer Software - 4.2%
ANSYS, Inc. (a)	84,734	$7,259,162
CommVault Systems, Inc. (a)	431,742	32,315,889
Qlik Technologies, Inc. (a)	1,096,284	27,494,803
SolarWinds, Inc. (a)	623,044	20,834,591

		$87,904,445
Computer Software - Systems - 6.5%
Cvent, Inc. (a)	236,054	$7,688,279
E2open, Inc. (a)	339,070	7,554,480
Exa Corp. (a)	600,920	8,286,687
Fleetmatics Group PLC (a)	651,888	25,228,066
Linx S.A.	422,900	8,397,306
MiX Telematics Ltd., SP ADR (a)	979,811	12,668,956
Model N, Inc. (a)(h)	1,709,804	14,037,491
SciQuest, Inc. (a)	1,070,994	29,944,992
SS&C Technologies Holdings, Inc. (a)	550,662	23,739,039

		$137,545,296
Consumer Services - 4.9%
Diamond Resorts International, Inc. (a)	994,010	$17,762,959
HomeAway, Inc. (a)	1,019,308	37,204,742
Kroton Educacional S.A.	1,806,700	30,379,340
MakeMyTrip Ltd. (a)	1,100,529	17,564,443

		$102,911,484

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - 2.2%
MSC Industrial Direct Co., Inc., “A”	269,793	$20,733,592
Sensata Technologies Holding B.V. (a)	660,370	25,741,223

		$46,474,815
Electronics - 6.5%
Mellanox Technologies Ltd. (a)	653,682	$25,454,377
Rubicon Technology, Inc. (a)(h)	1,526,387	15,538,620
Silicon Laboratories, Inc. (a)	824,957	32,214,571
Stratasys Ltd. (a)	88,736	10,450,439
Ultratech, Inc. (a)	1,138,195	30,116,640
Universal Display Corp. (a)	215,197	7,770,764
Veeco Instruments, Inc. (a)	483,540	15,579,659

		$137,125,070
Energy - Independent - 9.0%
Alpha Natural Resources, Inc. (a)	1,383,090	$9,239,041
Antero Resources Corp. (a)	399,570	21,936,393
Cabot Oil & Gas Corp.	1,056,881	36,409,550
CONSOL Energy, Inc.	1,358,887	48,349,198
Goodrich Petroleum Corp. (a)	406,800	7,826,832
Peabody Energy Corp.	1,398,108	25,445,566
Range Resources Corp.	351,278	27,276,737
Walter Energy, Inc.	890,673	12,674,277

		$189,157,594
Engineering - Construction - 0.9%
Team, Inc. (a)	465,880	$19,063,810

Food & Beverages - 0.5%
Grupo Lala S.A.B. de C.V.	4,292,700	$9,493,896

Food & Drug Stores - 1.4%
Brazil Pharma S.A. (a)	1,597,400	$4,886,124
Fairway Group Holdings Corp. (a)	1,292,593	24,546,341

		$29,432,465
Furniture & Appliances - 0.9%
SodaStream International Ltd. (a)	313,877	$18,041,650

Gaming & Lodging - 0.8%
Norwegian Cruise Line Holdings Ltd. (a)	506,452	$17,270,013

Internet - 2.2%
ChannelAdvisor Corp. (a)	134,995	$4,634,378
Millennial Media, Inc. (a)	2,684,575	17,073,897
Shutterfly, Inc. (a)	472,721	22,326,613
Shutterstock, Inc. (a)	21,128	1,563,049

		$45,597,937
Machinery & Tools - 12.5%
Allison Transmission Holdings, Inc.	1,253,031	$34,107,504
Finning International, Inc.	565,560	13,131,020
IPG Photonics Corp.	547,575	39,710,139
Joy Global, Inc.	789,643	44,662,208
Kennametal, Inc.	586,335	27,839,186

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - continued
Nordson Corp.	209,110	$15,081,013
Polypore International, Inc. (a)	1,061,350	40,310,073
United Rentals, Inc. (a)	294,161	20,217,686
WABCO Holdings, Inc. (a)	318,945	28,258,527

		$263,317,356
Medical & Health Technology & Services - 2.5%
Advisory Board Co. (a)	305,949	$19,801,019
Capital Senior Living Corp. (a)	64,744	1,445,734
Healthcare Services Group, Inc.	1,060,025	30,730,125

		$51,976,878
Medical Equipment - 7.9%
Align Technology, Inc. (a)	197,309	$10,780,964
Cardiovascular Systems, Inc. (a)	951,971	31,605,437
Cepheid, Inc. (a)	722,645	32,822,536
Endologix, Inc. (a)	1,678,522	29,995,188
GenMark Diagnostics, Inc. (a)	950,557	11,311,628
Globus Medical, Inc., “A” (a)	949,122	18,280,090
Novadaq Technologies, Inc. (a)	308,342	5,133,894
NxStage Medical, Inc. (a)	942,937	9,627,387
TearLab Corp. (a)	1,374,621	12,880,199
Uroplasty, Inc. (a)(h)	1,461,343	4,500,936

		$166,938,259
Metals & Mining - 5.9%
Century Aluminum Co. (a)	1,501,144	$13,510,296
Globe Specialty Metals, Inc.	1,501,178	26,720,968
GrafTech International Ltd. (a)	2,558,360	29,472,307
Horsehead Holding Corp. (a)	1,233,768	18,469,507
Iluka Resources Ltd.	2,406,484	19,210,708
Molycorp, Inc. (a)	3,513,581	16,794,917

		$124,178,703
Natural Gas - Pipeline - 0.5%
StealthGas, Inc.	827,660	$10,163,665

Oil Services - 3.9%
Atwood Oceanics, Inc. (a)	784,702	$41,243,937
Dresser-Rand Group, Inc. (a)	343,988	19,414,683
Frank’s International N.V.	892,375	21,354,534

		$82,013,154
Other Banks & Diversified Financials - 1.0%
First Republic Bank	419,631	$21,443,144

Pharmaceuticals - 0.7%
Kythera Biopharmaceuticals, Inc. (a)	399,608	$15,576,720

Railroad & Shipping - 3.4%
Diana Shipping, Inc. (a)	3,325,447	$38,076,368
Navigator Holdings Ltd. (a)	540,075	11,422,586
Navios Maritime Holdings, Inc.	2,859,855	22,135,278

		$71,634,232

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Restaurants - 1.9%
Arcos Dorados Holdings, Inc.	1,688,209	$20,596,150
BJ’s Restaurants, Inc. (a)	604,200	17,908,488
Chuy’s Holdings, Inc. (a)	56,972	1,984,904

		$40,489,542
Specialty Chemicals - 1.0%
Tronox Ltd., “A”	1,024,945	$21,780,081

Specialty Stores - 2.8%
Citi Trends, Inc. (a)(h)	1,223,665	$20,202,709
Monro Muffler Brake, Inc.	404,493	21,462,399
Tile Shop Holdings, Inc. (a)	826,960	13,851,580
Zulily, Inc. (a)	118,340	4,140,717

		$59,657,405
Trucking - 2.9%
Atlas Air Worldwide Holdings, Inc. (a)	761,713	$29,249,779
Swift Transportation Co. (a)	1,358,543	31,450,270

		$60,700,049
Total Common Stocks		$2,079,272,035

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	21,442,842	$21,442,842
Total Investments		$2,100,714,877

Other Assets, Less Liabilities - 0.1%		2,446,496
Net Assets - 100.0%		$2,103,161,373

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

11/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,079,272,035	$—	$—	$2,079,272,035
Mutual Funds	21,442,842	—	—	21,442,842
Total Investments	$2,100,714,877	$—	$—	$2,100,714,877

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $19,210,708 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

5

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,850,302,331
Gross unrealized appreciation	353,604,321
Gross unrealized depreciation	(103,191,775)
Net unrealized appreciation (depreciation)	$250,412,546

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,908,354	236,774,197	(227,239,709)	21,442,842

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,732	$21,442,842

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Citi Trends, Inc.	1,312,543	29,340	(118,218)	1,223,665
Constant Contact, Inc.	2,109,135	45,530	(587,311)	1,567,354
Model N, Inc.	1,833,988	41,000	(165,184)	1,709,804
Rubicon Technology, Inc.	695,940	937,690	(107,243)	1,526,387
Uroplasty, Inc.	1,567,473	35,050	(141,180)	1,461,343

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Citi Trends, Inc.	$723,071	$—	$—	$20,202,709
Constant Contact, Inc.	4,454,551	—	—	42,898,479
Model N, Inc.	(804,523)	—	—	14,037,491
Rubicon Technology, Inc.	237,553	—	—	15,538,620
Uroplasty, Inc.	148,504	—	—	4,500,936

	$4,759,156	$—	$—	$97,178,235

6

QUARTERLY REPORT

November 30, 2013

MFS® RESEARCH INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS

11/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.7%
Alcoholic Beverages - 1.8%
Heineken N.V.	572,681	$38,931,317
Pernod Ricard S.A.	780,431	88,473,371

		$127,404,688
Apparel Manufacturers - 2.2%
Li & Fung Ltd.	56,380,000	$76,797,028
LVMH Moet Hennessy Louis Vuitton S.A.	394,173	74,314,864

		$151,111,892
Automotive - 5.2%
Autoliv, Inc.	668,209	$62,049,888
DENSO Corp.	2,308,400	115,594,631
Honda Motor Co. Ltd.	3,161,500	133,625,799
Kia Motors Corp.	880,730	50,265,607

		$361,535,925
Broadcasting - 1.7%
Nippon Television Holdings, Inc.	2,294,000	$39,993,011
Publicis Groupe S.A.	898,110	79,396,144

		$119,389,155
Brokerage & Asset Managers - 0.3%
Computershare Ltd.	1,888,554	$18,720,528

Business Services - 3.1%
Cognizant Technology Solutions Corp., “A” (a)	584,680	$54,895,605
Compass Group PLC	2,917,264	43,964,102
Experian Group Ltd.	2,317,496	42,737,169
Mitsubishi Corp.	1,991,200	39,165,093
Nomura Research, Inc.	1,053,600	34,556,064

		$215,318,033
Computer Software - 0.3%
Dassault Systems S.A.	211,874	$24,318,455

Computer Software - Systems - 0.7%
Canon, Inc.	1,581,000	$52,625,409

Conglomerates - 0.9%
Hutchison Whampoa Ltd.	4,804,000	$61,099,174

Consumer Products - 1.0%
Reckitt Benckiser Group PLC	844,317	$67,820,566

Electrical Equipment - 3.8%
Legrand S.A.	423,578	$23,382,050
Schneider Electric S.A.	1,431,473	121,198,357
Siemens AG	944,717	124,773,919

		$269,354,326
Electronics - 1.5%
Infineon Technologies AG	3,863,677	$39,217,259
MediaTek, Inc.	1,677,000	24,706,765

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - continued
Taiwan Semiconductor Manufacturing Co. Ltd.	11,783,326	$41,807,435

		$105,731,459
Energy - Independent - 2.1%
Cairn Energy PLC (a)	3,251,178	$14,613,769
Cenovus Energy, Inc.	1,004,530	29,241,083
Galp Energia SGPS S.A., “B”	969,312	16,062,059
INPEX Corp.	2,900,000	33,629,753
Oil Search Ltd.	3,215,600	23,416,005
Reliance Industries Ltd.	2,045,869	27,933,036

		$144,895,705
Energy - Integrated - 4.9%
BG Group PLC	3,665,431	$74,881,828
Petroleo Brasileiro S.A., ADR	3,474,790	55,388,153
Royal Dutch Shell PLC, “A”	6,300,225	211,129,469

		$341,399,450
Engineering - Construction - 1.0%
JGC Corp.	1,898,000	$70,680,560

Food & Beverages - 4.9%
Groupe Danone	1,552,050	$112,785,411
M. Dias Branco S.A. Industria e Comercio de Alimentos	848,900	38,549,170
Nestle S.A.	2,611,821	190,757,447

		$342,092,028
Food & Drug Stores - 0.7%
Sundrug Co. Ltd.	834,300	$37,584,016
Wumart Stores, Inc., “H”	7,366,000	11,401,668

		$48,985,684
Gaming & Lodging - 1.0%
Sands China Ltd.	9,739,200	$73,679,509

Health Maintenance Organizations - 0.2%
OdontoPrev S.A.	4,098,300	$16,644,269

Insurance - 4.5%
AIA Group Ltd.	20,143,000	$102,110,905
Delta Lloyd N.V.	1,228,040	29,852,360
Hiscox Ltd.	3,097,462	34,363,590
ING Groep N.V. (a)	6,586,454	85,541,037
Sony Financial Holdings, Inc.	1,536,300	27,353,323
Zurich Insurance Group AG	128,311	35,800,807

		$315,022,022
Internet - 0.7%
Yahoo Japan Corp.	9,498,400	$45,802,232

Machinery & Tools - 3.8%
Atlas Copco AB, “A”	3,395,974	$94,589,319
Glory Ltd.	1,865,600	50,480,191
Joy Global, Inc.	937,970	53,051,583
Schindler Holding AG	503,717	69,466,709

		$267,587,802

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - 11.2%
Barclays PLC	10,163,268	$45,184,123
BNP Paribas	1,504,341	112,936,519
HSBC Holdings PLC	16,908,661	188,665,613
Mitsubishi UFJ Financial Group, Inc.	11,206,200	72,086,347
Royal Bank of Scotland Group PLC (a)	11,232,071	60,136,200
Standard Chartered PLC	1,957,756	46,402,343
Sumitomo Mitsui Financial Group, Inc.	2,687,800	133,019,142
Westpac Banking Corp.	4,281,485	128,140,684

		$786,570,971
Medical & Health Technology & Services - 0.2%
Kobayashi Pharmaceutical Co. Ltd.	296,100	$16,156,953

Medical Equipment - 0.6%
Sonova Holding AG	293,985	$40,964,591

Metals & Mining - 3.4%
Gerdau S.A., ADR	4,490,000	$34,752,600
Iluka Resources Ltd.	6,188,821	49,404,706
Rio Tinto Ltd.	2,822,724	150,642,891

		$234,800,197
Natural Gas - Distribution - 2.4%
China Resources Gas Group Ltd.	8,720,000	$26,770,031
GDF SUEZ	2,491,792	57,796,445
Snam Rete Gas S.p.A.	7,048,090	37,924,726
Tokyo Gas Co. Ltd.	9,739,000	48,483,479

		$170,974,681
Network & Telecom - 0.9%
Ericsson, Inc., “B”	5,154,541	$64,202,398

Oil Services - 0.0%
Technip	11,010	$1,102,282

Other Banks & Diversified Financials - 8.0%
Aeon Credit Service Co. Ltd.	1,146,000	$31,836,752
DBS Group Holdings Ltd.	3,653,000	50,012,783
Erste Group Bank AG	2,293,230	80,736,673
HDFC Bank Ltd., ADR	949,490	31,504,078
ICICI Bank Ltd.	395,214	6,758,609
Itau Unibanco Holding S.A., ADR	1,231,111	17,321,732
Julius Baer Group Ltd.	1,129,625	52,941,825
Kasikornbank PLC, NVDR	4,694,100	24,705,789
KBC Group N.V.	1,860,795	106,194,896
Sberbank of Russia, ADR	1,600,560	19,942,978
UBS AG	4,803,332	91,572,790
UniCredit S.p.A.	6,164,525	44,729,773

		$558,258,678
Pharmaceuticals - 9.0%
Bayer AG	798,728	$106,577,669
GlaxoSmithKline PLC	5,077,993	134,483,079
Novartis AG	2,005,510	158,533,530
Roche Holding AG	556,113	155,041,654

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - continued
Santen Pharmaceutical Co. Ltd.	1,550,400	$73,778,125

		$628,414,057
Real Estate - 1.5%
Deutsche Wohnen AG (a)	1,339,074	$26,255,886
Mitsubishi Estate Co. Ltd.	2,920,000	81,062,814

		$107,318,700
Restaurants - 1.8%
Arcos Dorados Holdings, Inc.	3,709,023	$45,250,081
Whitbread PLC	1,351,443	78,879,416

		$124,129,497
Specialty Chemicals - 3.9%
Akzo Nobel N.V.	1,511,114	$113,814,588
Chugoku Marine Paints Ltd.	2,017,000	11,498,150
Linde AG	563,868	115,157,506
Symrise AG	692,602	30,680,128

		$271,150,372
Specialty Stores - 0.7%
Hennes & Mauritz AB, “B”	1,173,500	$49,735,568

Telecommunications - Wireless - 3.7%
KDDI Corp.	2,211,400	$138,799,375
Tele2 AB, “B”	2,042,089	24,890,426
TIM Participacoes S.A., ADR	514,471	12,748,591
Vodafone Group PLC	22,066,494	81,891,576

		$258,329,968
Telephone Services - 2.2%
Bezeq - The Israel Telecommunication Corp. Ltd.	6,893,450	$11,528,228
BT Group PLC	4,861,382	29,647,084
China Unicom (Hong Kong) Ltd.	26,466,000	42,126,841
TDC A.S.	3,226,257	28,943,869
Telecom Italia S.p.A. - Savings Shares	21,690,366	16,666,918
Telefonica Brasil S.A., ADR	1,128,820	21,966,837

		$150,879,777
Tobacco - 1.2%
Japan Tobacco, Inc.	2,444,400	$82,557,704

Trucking - 1.2%
Yamato Holdings Co. Ltd.	4,097,300	$86,869,399

Utilities - Electric Power - 0.5%
Energias do Brasil S.A.	7,365,100	$37,988,992
Total Common Stocks		$6,911,623,656

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	59,678,563	$59,678,563
Total Investments		$6,971,302,219

Other Assets, Less Liabilities - 0.4%		29,883,973
Net Assets - 100.0%		$7,001,186,192

4

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

11/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$6,911,623,656	$—	$—	$6,911,623,656
Mutual Funds	59,678,563	—	—	59,678,563
Total Investments	$6,971,302,219	$—	$—	$6,971,302,219

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $1,942,140,800 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

6

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,944,114,772
Gross unrealized appreciation	1,243,528,324
Gross unrealized depreciation	(216,340,877)
Net unrealized appreciation (depreciation)	$1,027,187,447

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	30,851,777	246,159,585	(217,332,799)	59,678,563

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$13,736	$59,678,563

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2013, are as follows:

Japan	20.8%
United Kingdom	18.7%
Switzerland	11.4%
France	9.9%
Germany	6.3%
Hong Kong	4.5%
Netherlands	3.8%
United States	3.7%
Brazil	3.4%
Other Countries	17.5%

7

QUARTERLY REPORT

November 30, 2013

MFS® TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS

11/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.7%
Broadcasting - 5.8%
Discovery Communications, Inc., “C” (a)	34,790	$2,809,988
Time Warner, Inc.	60,600	3,982,026
Twenty-First Century Fox, Inc.	176,470	5,909,980
Viacom, Inc., “B”	10,750	861,828
Walt Disney Co.	28,350	1,999,809

		$15,563,631
Brokerage & Asset Managers - 0.8%
IntercontinentalExchange Group, Inc.	9,749	$2,079,364

Business Services - 4.3%
Accenture PLC, “A”	33,280	$2,578,202
Cognizant Technology Solutions Corp., “A” (a)	33,010	3,099,309
Fidelity National Information Services, Inc.	63,000	3,192,840
FleetCor Technologies, Inc. (a)	14,450	1,759,721
QIWI PLC, ADR	18,570	868,705

		$11,498,777
Computer Software - 10.2%
Autodesk, Inc. (a)	14,550	$658,388
Citrix Systems, Inc. (a)	45,640	2,707,365
Microsoft Corp.	58,360	2,225,267
Oracle Corp.	241,850	8,534,887
Qlik Technologies, Inc. (a)	71,530	1,793,971
Red Hat, Inc. (a)	17,360	813,316
Salesforce.com, Inc. (a)	129,426	6,741,800
Symantec Corp.	110,260	2,479,747
TIBCO Software, Inc. (a)	61,200	1,479,204

		$27,433,945
Computer Software - Systems - 21.8%
Apple, Inc. (s)	38,319	$21,308,046
CDW Corp.	113,528	2,531,674
Covisint Corp. (a)	37,710	478,540
EMC Corp.	335,470	8,000,960
Fleetmatics Group PLC (a)	42,050	1,627,335
Guidewire Software, Inc. (a)	16,780	800,908
Hewlett-Packard Co. (s)	580,470	15,875,855
NCR Corp. (a)	30,080	1,051,296
Qualys, Inc. (a)	33,120	818,725
Splunk, Inc. (a)	19,370	1,397,739
SS&C Technologies Holdings, Inc. (a)	40,390	1,741,213
Teradata Corp. (a)	21,000	958,440
Vantiv, Inc., “A” (a)	63,240	1,916,172

		$58,506,903
Consumer Services - 4.1%
Groupon, Inc. (a)	68,450	$619,473
Priceline.com, Inc. (a)	8,728	10,406,656

		$11,026,129
Electrical Equipment - 2.3%
Amphenol Corp., “A”	38,730	$3,292,050
TE Connectivity Ltd.	42,930	2,263,270

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - continued
W.W. Grainger, Inc.	2,847	$734,298

		$6,289,618
Electronics - 10.3%
Aeroflex Holding Corp. (a)	160,460	$1,083,105
Altera Corp.	142,350	4,590,788
Analog Devices, Inc.	19,400	935,468
Freescale Semiconductor Ltd.	137,610	2,003,602
JDS Uniphase Corp. (a)	537,290	6,522,701
Linear Technology Corp.	19,780	841,639
Mellanox Technologies Ltd. (a)	34,980	1,362,121
Microchip Technology, Inc.	199,100	8,619,039
NXP Semiconductors N.V. (a)	27,280	1,159,400
Rubicon Technology, Inc. (a)	51,510	524,372

		$27,642,235
Entertainment - 0.9%
AMC Networks, Inc., “A” (a)	37,010	$2,375,672

Internet - 19.7%
ChannelAdvisor Corp. (a)	48,570	$1,667,408
eBay, Inc. (a)	153,740	7,766,945
Facebook, Inc., “A “ (a)	103,190	4,850,962
Google, Inc., “A” (a)(s)	25,766	27,301,396
LinkedIn Corp., “A” (a)	11,436	2,562,007
Twitter, Inc. (a)	15,560	646,829
Yahoo!, Inc.	164,340	6,077,293
Yelp, Inc. (a)	30,550	1,854,080

		$52,726,920
Network & Telecom - 5.6%
CommScope Holding Co., Inc. (a)	60,940	$980,525
Finisar Corp. (a)	67,890	1,404,644
Juniper Networks, Inc. (a)	81,630	1,654,640
Qualcomm, Inc.	150,990	11,109,844

		$15,149,653
Other Banks & Diversified Financials - 7.8%
MasterCard, Inc., “A”	12,284	$9,345,790
Visa, Inc., “A”	56,196	11,433,638

		$20,779,428
Specialty Stores - 5.1%
Amazon.com, Inc. (a)	34,417	$13,547,220
Total Common Stocks		$264,619,495
Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.2%
International Business Machine-April 2014@ $190	353	$497,730
Issuer	Shares/Par

Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	4,616,607	$4,616,607
Total Investments		$269,733,832

2

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
Call Options Written - (0.1)%
Computer Software - Systems - (0.1)%
Hewlett-Packard Co.-December 2013 @ $27	(189)	$(15,876)
Hewlett-Packard Co.-December 2013 @ $28	(787)	(30,693)
Splunk Inc.-December 2013 @ $68	(62)	(36,580)

		$(83,149)
Electronics - 0.0%
Analog Devices Inc.-December 2013 @ $47	(97)	$(16,393)
Analog Devices Inc.-December 2013 @ $48	(97)	(9,991)
Microchip Technology Inc.-December 2013 @ $44	(108)	(4,320)

		$(30,704)
Internet - 0.0%
Yahoo Inc.-December 2013 @ $39	(159)	$(5,565)
Yelp Inc.-December 2013 @ $65	(65)	(13,000)
Yelp Inc.-December 2013 @ $68	(63)	(8,505)

		$(27,070)
Total Call Options Written		$(140,923)

Put Options Written - 0.0%
Computer Software - 0.0%
Microsoft Corp. - December 2013 @ $32	(1,166)	$(3,498)

Computer Software - Systems - 0.0%
Apple Inc.-December 2013 @ $520	(39)	$(7,098)
Apple Inc.-December 2013 @ $525	(12)	(2,964)
Splunk Inc.-December 2013 @ $63	(109)	(2,180)
Splunk Inc.-December 2013 @ $65	(65)	(3,250)

		$(15,492)
Internet - 0.0%
Twitter Inc.-December 2013 @ $36	(112)	$(4,480)
Yelp Inc.-December 2013 @ $55	(61)	(7,625)

		$(12,105)
Total Put Options Written		$(31,095)
Issuer	Shares/Par
Securities Sold Short - (2.1)%
Business Services - (1.2)%
FactSet Research Systems, Inc.	(18,300)	$(2,067,900)
Winpro Ltd., ADR	(108,100)	(1,261,527)

		$(3,329,427)
Computer Software - Systems - (0.4)%
Synaptics Inc. (a)	(19,900)	$(1,005,149)

Electronics - (0.5)%
Texas Instruments, Inc.	(32,800)	$(1,410,400)
Total Securities Sold Short		$(5,744,976)

Other Assets, Less Liabilities - 1.6%		4,195,471
Net Assets - 100.0%		$268,012,309

3

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At November 30, 2013, the fund had cash collateral of $5,052,498 and other liquid securities with an aggregate value of $5,598,802 to cover any commitments for securities sold short and certain derivatives contracts.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

11/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$265,117,225	$—	$—	$265,117,225
Mutual Funds	4,616,607	—	—	4,616,607
Total Investments	$269,733,832	$—	$—	$269,733,832
Short Sales	$(5,744,976)	$—	$—	$(5,744,976)

Other Financial Instruments
Written Options	$(172,018)	$—	$—	$(172,018)

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$189,590,978
Gross unrealized appreciation	81,660,160
Gross unrealized depreciation	(1,517,306)
Net unrealized appreciation (depreciation)	$80,142,854

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,062,331	21,449,197	(21,894,921)	4,616,607

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$722	$4,616,607

6

QUARTERLY REPORT

November 30, 2013

MFS® VALUE FUND

PORTFOLIO OF INVESTMENTS

11/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.5%
Aerospace - 7.8%
Honeywell International, Inc.	6,382,890	$564,949,594
Lockheed Martin Corp.	6,382,149	904,159,049
Northrop Grumman Corp.	2,611,508	294,264,721
United Technologies Corp.	5,501,305	609,874,672

		$2,373,248,036
Alcoholic Beverages - 1.6%
Diageo PLC	14,850,813	$472,885,403

Automotive - 2.0%
Delphi Automotive PLC	3,195,513	$187,097,286
General Motors Co. (a)	1,772,842	68,662,171
Johnson Controls, Inc.	6,733,692	340,118,783

		$595,878,240
Broadcasting - 3.3%
Omnicom Group, Inc.	5,147,759	$367,807,381
Viacom, Inc., “B”	3,037,648	243,528,240
Walt Disney Co.	5,693,987	401,653,843

		$1,012,989,464
Brokerage & Asset Managers - 2.3%
BlackRock, Inc.	930,160	$281,605,940
Franklin Resources, Inc.	5,049,261	279,678,567
NASDAQ OMX Group, Inc.	3,201,934	125,803,987

		$687,088,494
Business Services - 2.8%
Accenture PLC, “A”	7,885,425	$610,883,875
Fidelity National Information Services, Inc.	1,653,840	83,816,611
Fiserv, Inc. (a)	1,482,492	162,911,046

		$857,611,532
Cable TV - 1.0%
Comcast Corp., “Special A”	6,331,038	$304,839,480

Chemicals - 3.3%
3M Co.	4,615,695	$616,241,439
PPG Industries, Inc.	2,154,776	396,608,071

		$1,012,849,510
Computer Software - 1.3%
Oracle Corp.	11,207,507	$395,512,922

Computer Software - Systems - 2.0%
Hewlett-Packard Co.	2,163,775	$59,179,246
International Business Machines Corp.	3,137,581	563,760,554

		$622,939,800
Construction - 0.7%
Stanley Black & Decker, Inc.	2,782,559	$226,472,477

Consumer Products - 0.6%
Procter & Gamble Co.	2,035,240	$171,407,913

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Containers - 0.3%
Crown Holdings, Inc. (a)	2,025,630	$89,411,308

Electrical Equipment - 2.7%
Danaher Corp.	5,080,375	$380,012,050
Pentair Ltd.	1,876,540	132,708,909
Tyco International Ltd.	8,354,975	318,658,746

		$831,379,705
Electronics - 0.6%
Intel Corp.	7,043,300	$167,912,272

Energy - Independent - 2.2%
Apache Corp.	1,582,644	$144,796,100
EOG Resources, Inc.	643,282	106,141,530
Occidental Petroleum Corp.	4,493,315	426,685,192

		$677,622,822
Energy - Integrated - 3.9%
Chevron Corp.	4,033,619	$493,876,310
Exxon Mobil Corp.	7,330,702	685,274,023

		$1,179,150,333
Food & Beverages - 5.1%
Coca-Cola Enterprises, Inc.	2,539,190	$106,493,629
Dr Pepper Snapple Group, Inc.	2,878,950	138,938,127
General Mills, Inc.	8,592,622	433,325,927
Groupe Danone	3,491,772	253,742,432
Kellogg Co.	1,389,954	84,286,811
Nestle S.A.	7,429,040	542,588,756

		$1,559,375,682
Food & Drug Stores - 1.7%
CVS Caremark Corp.	7,745,629	$518,647,318

General Merchandise - 1.8%
Kohl’s Corp.	1,330,132	$73,529,697
Target Corp.	7,266,488	464,546,578

		$538,076,275
Insurance - 7.5%
ACE Ltd.	3,328,989	$342,153,489
Aon PLC	3,483,566	284,398,328
Chubb Corp.	2,147,189	207,096,379
MetLife, Inc.	11,623,821	606,647,218
Prudential Financial, Inc.	4,550,921	403,939,748
Travelers Cos., Inc.	4,823,688	437,701,449

		$2,281,936,611
Leisure & Toys - 0.5%
Hasbro, Inc.	2,760,964	$148,595,082

Machinery & Tools - 1.3%
Eaton Corp. PLC	3,730,540	$271,061,036
Illinois Tool Works, Inc.	1,630,957	129,791,558

		$400,852,594

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - 12.1%
Bank of New York Mellon Corp.	13,183,457	$444,282,501
Goldman Sachs Group, Inc.	3,635,131	614,119,031
JPMorgan Chase & Co.	21,503,130	1,230,409,099
PNC Financial Services Group, Inc.	2,719,905	209,296,690
State Street Corp.	4,130,910	299,945,375
Wells Fargo & Co.	20,288,249	893,088,721

		$3,691,141,417
Medical & Health Technology & Services - 1.2%
Express Scripts Holding Co. (a)	3,806,030	$256,336,120
Quest Diagnostics, Inc.	2,023,946	123,339,269

		$379,675,389
Medical Equipment - 4.9%
Abbott Laboratories	9,096,293	$347,387,430
Covidien PLC	2,579,240	176,058,922
Medtronic, Inc.	6,084,550	348,766,406
St. Jude Medical, Inc.	4,103,888	239,749,137
Thermo Fisher Scientific, Inc.	3,752,343	378,423,792

		$1,490,385,687
Other Banks & Diversified Financials - 0.8%
U.S. Bancorp	3,952,850	$155,030,777
Western Union Co.	5,212,478	86,892,008

		$241,922,785
Pharmaceuticals - 8.3%
Johnson & Johnson	11,354,135	$1,074,782,419
Merck & Co., Inc.	5,737,009	285,875,158
Pfizer, Inc.	30,948,355	981,991,304
Roche Holding AG	661,749	184,492,467
Zoetis, Inc.	275,610	8,585,251

		$2,535,726,599
Printing & Publishing - 0.8%
McGraw-Hill Cos., Inc.	1,648,080	$122,781,960
Moody’s Corp.	1,626,549	121,389,352

		$244,171,312
Railroad & Shipping - 0.6%
Canadian National Railway Co.	1,707,011	$192,038,737

Restaurants - 1.0%
McDonald’s Corp.	3,066,242	$298,559,984

Specialty Chemicals - 0.3%
Air Products & Chemicals, Inc.	680,850	$74,096,906
Valspar Corp.	401,730	28,366,155

		$102,463,061
Specialty Stores - 0.9%
Advance Auto Parts, Inc.	1,833,050	$185,156,380
Staples, Inc.	4,919,741	76,403,578

		$261,559,958
Telecommunications - Wireless - 1.2%
Vodafone Group PLC	99,975,881	$371,023,257

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - 2.2%
AT&T, Inc.	10,120,998	$356,360,340
Verizon Communications, Inc.	6,420,650	318,592,653

		$674,952,993
Tobacco - 5.5%
Altria Group, Inc.	3,523,265	$130,290,340
Imperial Tobacco Group PLC	1,543,110	58,680,777
Lorillard, Inc.	6,987,193	358,652,617
Philip Morris International, Inc.	13,030,692	1,114,645,394

		$1,662,269,128
Trucking - 1.7%
United Parcel Service, Inc., “B”	4,966,229	$508,442,525

Utilities - Electric Power - 0.7%
Duke Energy Corp.	1,462,610	$102,324,196
PPL Corp.	2,245,574	68,961,578
Public Service Enterprise Group, Inc.	1,421,905	46,482,074

		$217,767,848
Total Common Stocks		$29,998,783,953

Convertible Preferred Stocks - 0.1%
Aerospace - 0.1%
United Technologies Corp., 7.5%	364,100	$23,797,576

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	320,098,774	$320,098,774
Total Investments		$30,342,680,303

Other Assets, Less Liabilities - 0.4%		109,794,765
Net Assets - 100.0%		$30,452,475,068

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

11/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:	$30,022,581,529	$—	$—	$30,022,581,529
Mutual Funds	320,098,774	—	—	320,098,774
Total Investments	$30,342,680,303	$—	$—	$30,342,680,303

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$20,761,676,812
Gross unrealized appreciation	9,603,286,983
Gross unrealized depreciation	(22,283,492)
Net unrealized appreciation (depreciation)	$9,581,003,491

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	382,071,026	912,354,557	(974,326,809)	320,098,774

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$85,473	$320,098,774

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST I

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: January 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: January 15, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2014

*	Print name and title of each signing officer under his or her signature.